Allocation of Net Income and Distributions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Feb. 13, 2015
Allocation of net income to general partner:
Net income	$ 1,284		$ 1,119		$ 1,291
NetIncomeApplicableToPreMergerOperations	(95)		0		0
Pre-partnership net income allocated to general partner interest	(15)		(49)		(244)
Net income applicable to noncontrolling interests	(96)		(3)		0
Costs charged directly to general partner	1		1		1
Income subject to 2% allocation of general partner interest	1,079		1,068		1,048
General partner's share of net income	2.00%		2.00%		2.00%
General partner's allocated share of net income before items directly allocable to general partner interest	22		21		21
Priority allocations, including incentive distributions, paid to general partner	641		387		355
Net Reimbursable Costs to General Partner	(1)		(1)		(1)
NetIncomeApplicableToPreMergerOperations	95		0		0
Net Income Applicable To Pre Partnership Operations Allocated To General Partner	15		49		244
Net income allocated to general partner's equity	772		456		619
Net income	1,284		1,119		1,291
Net income allocated to general partner's equity	772		456		619
Net Income Allocated To Class D Limited Partners' Equity	62	[1]	0	[1]	0	[1]
Net income applicable to noncontrolling interests	96		3		0
Net income allocated to common limited partners' equity	354		660		672
ReconciliationAdjustmentsForNetIncomeAllocation [Abstract]
Incentive distributions paid	640		383		355
Incentive distributions declared	(626)	[2]	(432)	[2]	(382)	[2]
Class D issuance timing	(9)		0		0
Net Income (Loss) Allocated to Limited Partners	359		611		645
Distributions Made to Members or Limited Partners [Abstract]
Total Cash Distributions	2,448		1,846		1,440
Amortization of beneficial conversion feature of Class D units	0
Class D [Member]
Allocation of net income to general partner:
Net income	62		0		0
Net income	62		0		0
Distributions Made to Members or Limited Partners [Abstract]
Amortization of beneficial conversion feature of Class D units	$ 49
Class D Units Issued In Lieu Of Cash Distributions	1,377,893
Subsequent Event [Member]
Distributions Made to Members or Limited Partners [Abstract]
Per Unit Distribution (Paid)							$ 0.85

[1]	The net income allocated to Pre-merger WPZ Class D limited partners includes $49 million for the year ended December 31, 2014, related to the amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units.
[2]	Following the completion of the Merger, we paid a cash distribution of $0.85 per unit on February 13, 2015, on our outstanding common units to unitholders of record at the close of business on February 9, 2015. For the purpose of determining the Allocation of net income to common units for the calculation of earnings per unit, the incentive distribution declared for the fourth quarter of 2014 reflects only the portion of the total incentive distribution associated with the Pre-merger WPZ common units exchanged in the Merger.